DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 4 – DISCONTINUED OPERATIONS

Easyserve Ltd.

On December 7, 2016, the Company acquired 51% of the outstanding shares of Easyserve Ltd (“New Subsidiary”) in Cyprus together with third party, which holds the additional 49% of the New Subsidiary. Consideration of the acquisition for the 100% shares included €300 ($349 as of June 30, 2018) in cash upon the signing of the purchase contract.

The Company with its New Subsidiary participated in a tender for services in Cyprus, according to the contract terms. Upon winning the tender, the Company will pay additional €100 ($116 as of June 30, 2018). In addition, the purchase price will include a maximum of €300 ($349 as of June 30, 2018) out of the net profits of the New Subsidiary, which relate to the business of the New Subsidiary as it is presently carried out and which does not relate to the business resulting from the award of the tender or any other new business.

In the event that the New Subsidiary is not successful with the tender, then the seller will repay to the Company the payments made by the Company, in return the Company will transfer the shares back to the seller.

During the year ended December 31, 2017, the Company committed to a plan to cease the aviation security  operations of its subsidiary in Cyprus, as the Company was not successful with the tender. The Company reached an agreement with the seller during 2018, that the shares will be transferred back to the seller and the seller will pay back to the Company an amount of €150 ($175 as of June 30, 2018) in two installments during 2020 and 2021.

Current assets from discontinued operations as of June 30, 2018 and December 31, 2017 were $0 and $281, respectively and Non current assets from discontinued operations as of June 30, 2018 and December 31, 2017 were $0 and $25, respectively. Current liabilities from discontinued operations as of June 30, 2018 and December 31, 2017 were $0 and $41, respectively. As of June 30, 2018 and December 31, 2017 the Company presented in its equity $0 and $123, respectively, as non- controlling interest in subsidiaries regarding its investment in Cyprus.

The Company’s statement of operations from the above discontinued operations for the six months ended June 30, 2018 and 2017 showed a loss of $134 and $48, respectively.